Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost at beginning	¥ 73,928	¥ 76,129
Acquisition from business combinations (Note 8)		8
Additions		158
Disposals	(68,550)	(2,367)
Cost at ending	5,378	73,928
Accumulated depreciation
Accumulated depreciation at beginning	(29,960)	(15,686)
Depreciation charge for the year	(1,966)	(14,966)
Disposals	26,863	692
Accumulated depreciation at ending	(5,063)	(29,960)
Accumulated impairment loss at beginning	(34,858)
Accumulated impairment loss at ending		(34,858)
Net carrying amount
Property, plant and equipment	315	9,110
Impairment write-off for the year	34,858	(34,858)
Leasehold improvements [member]
Cost
Cost at beginning	4,561	4,561
Acquisition from business combinations (Note 8)
Additions
Disposals
Cost at ending	4,561	4,561
Accumulated depreciation
Accumulated depreciation at beginning	(4,479)	(3,662)
Depreciation charge for the year	(82)	(817)
Disposals
Accumulated depreciation at ending	(4,561)	(4,479)
Accumulated impairment loss at beginning
Accumulated impairment loss at ending
Net carrying amount
Property, plant and equipment		82
Impairment write-off for the year
Music education equipment [Member]
Cost
Cost at beginning	67,985	70,197
Acquisition from business combinations (Note 8)
Additions		155
Disposals	(67,742)	(2,367)
Cost at ending	243	67,985
Accumulated depreciation
Accumulated depreciation at beginning	(24,291)	(11,000)
Depreciation charge for the year	(1,806)	(13,983)
Disposals	26,097	692
Accumulated depreciation at ending		(24,291)
Accumulated impairment loss at beginning	(34,858)
Accumulated impairment loss at ending		(34,858)
Net carrying amount
Property, plant and equipment	243	8,836
Impairment write-off for the year	34,858	(34,858)
Furniture and fixtures [Member]
Cost
Cost at beginning	341	341
Acquisition from business combinations (Note 8)
Additions
Disposals	(201)
Cost at ending	140	341
Accumulated depreciation
Accumulated depreciation at beginning	(305)	(251)
Depreciation charge for the year	(15)	(54)
Disposals	190
Accumulated depreciation at ending	(130)	(305)
Accumulated impairment loss at beginning
Accumulated impairment loss at ending
Net carrying amount
Property, plant and equipment	10	36
Impairment write-off for the year
Office equipment [member]
Cost
Cost at beginning	1,041	1,030
Acquisition from business combinations (Note 8)		8
Additions		3
Disposals	(607)
Cost at ending	434	1,041
Accumulated depreciation
Accumulated depreciation at beginning	(885)	(773)
Depreciation charge for the year	(63)	(112)
Disposals	576
Accumulated depreciation at ending	(372)	(885)
Accumulated impairment loss at beginning
Accumulated impairment loss at ending
Net carrying amount
Property, plant and equipment	62	156
Impairment write-off for the year